Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Portfolios IV
Entity Central Index Key	0002042316
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000256502 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class Y
Trading Symbol	STRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class Y shares at NAV returned 6.18%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	6.18%	3.27%	3.95%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 3,398,244,043
Holdings Count | Holding	1,106	[1]
Advisory Fees Paid, Amount	$ 17,693,357
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256501 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class R6
Trading Symbol	STRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 6.17%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	6.17%	3.33%	4.04%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 3,398,244,043
Holdings Count | Holding	1,106	[2]
Advisory Fees Paid, Amount	$ 17,693,357
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256503 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class R
Trading Symbol	STIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$137	1.33%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class R shares at NAV returned 5.58%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class R shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R	5.58%	2.59%	3.29%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 3,398,244,043
Holdings Count | Holding	1,106	[3]
Advisory Fees Paid, Amount	$ 17,693,357
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256504 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class C
Trading Symbol	PSRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$173	1.69%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 5.14%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	4.14%	2.22%	2.93%
Class C (without contingent deferred sales charge)	5.14%	2.22%	2.93%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 3,398,244,043
Holdings Count | Holding	1,106	[4]
Advisory Fees Paid, Amount	$ 17,693,357
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256500 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income Fund
Class Name	Class A
Trading Symbol	PSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income Fund (the “Fund”) (successor to Pioneer Strategic Income Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 5.80%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 2.88%. The Fund’s performance benchmark, the Bloomberg U.S. Universal Total Return Index, returned 3.40% over the period.
  The Fund’s Benchmark Relative Performance benefited from allocations to non-agency mortgage-backed securities, commercial mortgage-backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Fund’s Benchmark Relative Performance while selection in the asset backed-securities sector detracted.
  The Fund’s long average U.S. duration position relative to the Benchmark Index of 0.4 years slightly detracted as yields moved higher at the outset of the period. Yield curve positioning relative to the Benchmark Index contributed positively to performance.
  The Fund’s Benchmark Index underexposure to non-US dollar holdings and catastrophe bonds contributed positively to performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Universal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	3.38%	2.43%	3.36%
Class A (without sales charge)	5.80%	2.89%	3.59%
Bloomberg U.S. Aggregate Bond Total Return Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Universal Total Return Index	3.40%	0.08%	2.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 3,398,244,043
Holdings Count | Holding	1,106	[5]
Advisory Fees Paid, Amount	$ 17,693,357
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2025)
Fund net assets	$3,398,244,043%
Total number of portfolio holdings	1,106^^
Total advisory fee paid	$17,693,357
Portfolio turnover rate	52%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2025 ) *
Corporate Bonds	40.8%
U.S. Government and Agency Obligations	27.2%
Asset Backed Securities	10.3%
Collateralized Mortgage Obligations	7.6%
Commercial Mortgage-Backed Securities	6.1%
Insurance-Linked Securities	3.6%
Foreign Government Bonds	3.4%
Senior Secured Floating Rate Loan Interests	0.9%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Fund Changes
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Strategic Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.